SCHEDULE OF SELLING AND MARKETING EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Share based compensation	$ 114,205	$ 3,657	$ 3,269
Total	4,112	992	661
Selling and marketing expenses [member]
IfrsStatementLineItems [Line Items]
Share based compensation	2,610	76	28
Salaries and related expenses	1,063	398	176
Business development	160
Travel expenses	144	8	24
Marketing expenses	120	507	433
Other	15	3
Total	$ 4,112	$ 992	$ 661